SEI INSTITUTIONAL MANAGED TRUST

Real Return Fund

Supplement dated May 16, 2013
to the Class A and Class I Shares Prospectuses dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A and Class I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in the Portfolio Management for the Real Return Fund

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Real Return Fund.

The section entitled "Investment Adviser," under the heading "Management," in the Fund Summary for the Real Return Fund, is hereby deleted and replaced following text and chart:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
Sean Simko	Since 2013	Vice President, Portfolio Manager, Managing Director of SEI Fixed Income Portfolio Management Team

In addition, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Real Return Fund, the text relating to Wellington Management Company, LLP is hereby deleted.

Furthermore, under the section entitled "Investment Adviser and Sub-Advisers," the following sentence is hereby added to the first paragraph:

SIMC acts as adviser and portfolio manager of the Real Return Fund's assets.

In the same section, the following disclosure is hereby added as the third paragraph:

REAL RETURN FUND:

SIMC serves as the investment adviser to the Real Return Fund. Sean Simko may manage the assets in the Fund in a manner that he believes will help the Fund achieve its investment goals. Mr. Simko has served as Vice President, Portfolio Manager and Managing Director of the SEI Fixed Income Portfolio Management Team for SIMC since 2005. Mr. Simko is responsible for the oversight of the SEI Fixed Income Portfolio Management Team's overall investment process and management of daily trading. Prior to joining SEI, he was Vice President and Portfolio Manager for Weiss, Peck & Greer Investments and was responsible for managing approximately $7 billion in assets through various strategies, including short duration, TIPS, structured products, futures and currencies. Mr. Simko earned a Master of Business Administration from Pennsylvania State University and a Bachelor of Science degree in Business Management from Slippery Rock University and is a ChFC charterholder.

In addition, under the heading "Real Return Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the Real Return Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-820 (05/13)

SEI INSTITUTIONAL MANAGED TRUST

Real Return Fund

Supplement Dated May 16, 2013
to the Statement of Additional Information ("SAI") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Real Return Fund.

Change in the Portfolio Management for the Real Return Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Real Return Fund are hereby deleted.

In addition, under the sub-heading "SIMC," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," SIMC's management of the assets of the Real Return Fund is hereby added, as appropriate, throughout the sub-sections entitled "Compensation," "Ownership of Fund Shares," "Other Accounts," "Conflicts of Interest," "Knowledge of the Timing and Size of Fund Trades" and "Investment Opportunities."

In same section, the following row is hereby added in alphabetical order to the table under the sub-section entitled "Ownership of Fund Shares":

Portfolio Manager	Dollar Range of Fund Shares
Sean Simko*	None

*  As of March 31, 2013

In same section, the following row is hereby added in alphabetical order to the table under the sub-section entitled "Other Accounts":

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sean Simko*	1	$31,200,000	2	$3,000,000	3,100	$4,000,000

*  As of March 31, 2013

Furthermore, under the sub-heading "Wellington Management," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Real Return Fund are hereby deleted.

There are no other changes in the portfolio management of the Real Return Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-821 (05/13)